Schedule of Roll Forward of Real Estate Investment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Real Estate [Abstract]
Beginning balance	$ 1,181
Transfers from loans		1,140
Deposits from real estate investments	(200)
Additions for construction/development	670	41
Ending balance	$ 1,651	$ 1,181